Other Financial Assets	12 Months Ended
Mar. 31, 2018
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Other Financial Assets

(8) Other Financial Assets

Other financial assets as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
	2017	2018
Financial assets measured at amortized cost:
Receivables other than trade receivables and receivables from financial services	¥95,552	¥115,046
Debt securities	68,263	104,286
Guaranty deposits	16,944	14,234
Restricted cash	44,555	48,230
Other	6,825	9,225
Allowance for doubtful accounts	(10,964)	(10,145)
Financial assets measured at fair value through other comprehensive income:
Equity securities	188,657	210,682
Financial assets measured at fair value through profit or loss:
Derivatives	35,513	88,345
Debt securities	68,694	69,829

Total	¥514,039	¥649,732

Current assets	¥149,427	¥213,177
Non-current assets	364,612	436,555

Total	¥514,039	¥649,732

The changes in the allowance for doubtful accounts for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	2016	2017	2018
Balance at beginning of year	¥12,061	¥11,731	¥10,964

Provision	¥1,382	¥219	¥343
Charge-offs	(1,528)	(936)	(1,179)
Exchange differences on translating foreign operations	(184)	(50)	17

Balance at end of year	¥11,731	¥10,964	¥10,145

Major securities included in financial assets measured at fair value through other comprehensive income as of March 31, 2017 and 2018 are as follows:

As of March 31, 2017

Yen (millions)
Fair value
Sirius XM Holdings Inc.	¥54,216
Stanley Electric Co., Ltd.	29,322
Mitsubishi UFJ Financial Group, Inc.	10,147
NIPPON SEIKI CO., LTD.	8,989
Daido Steel Co., Ltd.	6,944
Shindengen Electric Manufacturing Co., Ltd.	6,227

As of March 31, 2018

Yen (millions)
Fair value
Sirius XM Holdings Inc.	¥62,207
Stanley Electric Co., Ltd.	36,295
Mitsubishi UFJ Financial Group, Inc.	10,108
Shindengen Electric Manufacturing Co., Ltd.	9,394
NIPPON SEIKI CO., LTD.	7,247
Daido Steel Co., Ltd.	7,101